Stock Option and Stock Plans (Details)	12 Months Ended
Dec. 31, 2021 shares
Amarillo Biosciences, Inc., 2018 Employee Stock Option Plan
Issue Date Range	9/26/18 – 9/26/28
Total Shares Authorized	1,000,000
Shares Issued	950,000
Share Remaining	0
Amarillo Biosciences, Inc., 2018 Officers, Directors, Employees, and Consultants Nonqualified Stock Option Plan
Issue Date Range	9/26/18 – 9/26/28
Total Shares Authorized	4,000,000
Shares Issued	4,495,000
Share Remaining	0